Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
At December 31, 2018, future contractual minimum lease payments to be received under noncancelable operating leases for real estate held for investment were as follows:

Year Ending December 31,	(In thousands)
2019	$293,906
2020	285,051
2021	265,612
2022	254,881
2023	242,151
2024 and thereafter	961,591
Total	$2,303,192

At December 31, 2018, the Company's future minimum operating lease commitments for ground leases on real estate held for investment and for corporate office leases from continuing operations were as follows:

(In thousands)
Year Ending December 31,	Ground Leases	Office Leases	Total
2019	$5,149	$8,980	$14,129
2020	5,217	8,598	13,815
2021	5,386	8,200	13,586
2022	5,776	7,176	12,952
2023	5,720	6,610	12,330
2024 and thereafter	87,150	28,144	115,294
Total lease payments	$114,398	$67,708	$182,106

At December 31, 2018, future minimum rental payments on noncancelable ground leases, excluding any contingent rent payments, on real estate held for investment were as follows.

Year Ending December 31,	(In thousands)
2019	$5,149
2020	5,217
2021	5,386
2022	5,776
2023	5,720
2024 and thereafter	87,150
Total	$114,398

Future contractual minimum rental payments for office leases at December 31, 2018, excluding $3.6 million that is part of discontinued operations, are as follows:

Year Ending December 31,	(In thousands)
2019	$8,980
2020	8,598
2021	8,200
2022	7,176
2023	6,610
2024 and thereafter	28,144
Total	$67,708

Schedule of Future Minimum Rental Payments
The operating lease liability was determined using a weighted average discount rate of 5.5%. At March 31, 2019, the Company's future operating lease commitments for ground leases on real estate held for investment and for corporate office leases related to continued operations were as follows.

(In thousands)
Year Ending December 31,	Ground Leases	Office Leases	Total
Remaining 2019	$3,861	$6,772	$10,633
2020	5,217	8,605	13,822
2021	5,386	8,202	13,588
2022	5,776	7,176	12,952
2023	5,720	6,611	12,331
2024 and thereafter	87,151	28,144	115,295
Total lease payments	113,111	65,510	178,621
Present value discount			(62,943)
Operating lease liability (Note 8)			$115,678

Schedule of Lease Expense	The following table summarizes lease expense from continuing operations for ground leases, included in property operating expense, and office leases, included in administrative expense, for the three months ended March 31, 2019.

	Three Months Ended March 31, 2019
(In thousands)	Ground Leases	Office Leases
Operating lease expense:
Fixed lease expense	$1,935	$2,147
Variable lease expense	573	367
	$2,508	$2,514